ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts payable and accrued expenses

Accounts payable and accrued expenses are comprised of the following:

	December 31,
	2015	2014

Accounts payable, trade	$3,003,642	$2,240,894
Accrued expenses	45,450	136,065
Accrued compensation	659,262	168,274
Accrued commissions	1,430,453	336,887

Balance, December 31	$5,138,807	$2,882,120